Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted-average assumptions used in the model are summarized in the following table:

	2012	2011
Risk free rate	0.63%	1.03%
Expected years until exercise	5.2	5.0
Expected stock volatility	129%	141%
Dividend yield	—	—

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The common shares potentially issuable upon the exercise of these instruments were as follows at December 31:

	2012	2011
Options	7,866,953	6,275,555
Warrants	9,242,701	13,650,844
Contingent consideration	20,309,723	—
Convertible notes	2,078,393	—
Series A Preferred Stock	—	32,554
Series B Preferred Stock	—	21,928
Series D Preferred Stock	—	7,460,339
	39,497,770	27,441,220